Financial instruments and risk management - Summary of impact of hedging instrument on statement of financial position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Nominal amount	$ 1,377	$ 1,522
Carrying amount	62	134
Aluminium embedded derivatives separated from the power contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount	1,377	1,522
Carrying amount	(124)	46
Change in fair value in the period	(201)	23
Embedded derivatives in other financial assets	0	66
Embedded derivatives in other financial liabilities	124	20
Highly probable forecast aluminum sales
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(11)	184
Change in fair value in the period	300	(49)
Highly probable forecast aluminum sales | Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Total hedging gain/(loss) recognised reserves	(211)	27
Hedge ineffectiveness in the period	10	(4)
Amount reclassified from reserves to income statement	$ 17	$ (40)